NET LOANS RECEIVABLE (Schedule of Loans by Internal Classification) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
First Mortgage Loans - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	$ 2,546	$ 4,997
First Mortgage Loans - Land Acquisition and Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	1,407	2,029
First Mortgage Loans - Multi-family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	2,780	5,083
First Mortgage Loans - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	5,787	7,623
Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	1,890	2,222
Obligations (Other Than Securities and Leases) of States and Political Subdivisions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	500	500
Pass [Member] | First Mortgage Loans - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	1,845	4,296
Pass [Member] | First Mortgage Loans - Land Acquisition and Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	1,127	1,739
Pass [Member] | First Mortgage Loans - Multi-family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	2,780	5,083
Pass [Member] | First Mortgage Loans - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	5,787	7,623
Pass [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	1,889	2,219
Pass [Member] | Obligations (Other Than Securities and Leases) of States and Political Subdivisions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	500	500
Special Mention [Member] | First Mortgage Loans - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Special Mention [Member] | First Mortgage Loans - Land Acquisition and Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Special Mention [Member] | First Mortgage Loans - Multi-family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Special Mention [Member] | First Mortgage Loans - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Special Mention [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Special Mention [Member] | Obligations (Other Than Securities and Leases) of States and Political Subdivisions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Substandard [Member] | First Mortgage Loans - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	701	701
Substandard [Member] | First Mortgage Loans - Land Acquisition and Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	280	290
Substandard [Member] | First Mortgage Loans - Multi-family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Substandard [Member] | First Mortgage Loans - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Substandard [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	1
Substandard [Member] | Obligations (Other Than Securities and Leases) of States and Political Subdivisions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Doubtful [Member] | First Mortgage Loans - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Doubtful [Member] | First Mortgage Loans - Land Acquisition and Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Doubtful [Member] | First Mortgage Loans - Multi-family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Doubtful [Member] | First Mortgage Loans - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Doubtful [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable		3
Doubtful [Member] | Obligations (Other Than Securities and Leases) of States and Political Subdivisions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable